PROFUND VP INTERNET
PROFUND VP INTERNET
Investment Objective
ProFund VP Internet (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones Internet CompositeSM Index (the “Index”).
Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PROFUND VP INTERNET PROFUND VP INTERNET
Investment Advisory Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.66%
Total Annual Fund Operating Expenses	1.66%	[1],[2]
[1]	ProFund Advisors LLC ("ProFund Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2020. After such date, the expense limitation may be terminated or revised by ProFund Advisors. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period, however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement.
[2]	The information in the table has been restated to reflect current fees and expenses.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
PROFUND VP INTERNET | PROFUND VP INTERNET | USD ($)	169	523	902	1,965

The Fund pays transaction costs associated with the purchase and sale of securities. These costs are not reflected in the table or the example above.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 138% of the average value of its entire portfolio.

Principal Investment Strategies

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should have similar return characteristics as the return of the Index. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index consists of 40 stocks from two different sectors that form its sub-indices: 15 classified as part of Internet Commerce, and 25 classified as part of Internet Services. For each sector, the sources from which stocks generate the majority of sales/revenues are as follows: Internet Commerce, which includes online retail, search, financial services, investment products, social media, advertising, travel platforms, and internet radio; and Internet Services, which includes various services performed via the internet, cloud computing, enterprise software, networking capabilities, website creation tools, and digital marketing platforms. The Index is published under the Bloomberg ticker symbol “DJINET.”

The Fund will invest principally in the financial instruments set forth below.

•        Equity Securities — The Fund invests in common stock issued by public companies.

ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce returns consistent with the Fund’s investment objective. The Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index, with the intent of obtaining exposure with aggregate characteristics similar to those of the Index. In managing the assets of the Fund, ProFund Advisors does not invest the assets of the Fund in securities based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional investment research or analysis or forecast market movement or trends. The Fund seeks to remain fully invested at all times in securities that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on December 31, 2018, the Index was concentrated in the information technology and communication services industry groups.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Full Prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund may come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Communication Services Industry Risk — The Fund is subject to risks faced by companies in the communication services industry to the same extent as the Index is so concentrated, including: the potential obsolescence of products and services due to increasing competition from the innovation of competitors; increased research and development costs and capital requirements to formulate new products and services that utilize new technology; pricing new and existing products to match or beat industry competitors, shifting demographics and changes to consumer taste, which can negatively impact profitability; and regulation by the Federal Communications Commission, and various state regulatory authorities. Companies in the communication services industry may be more susceptible to cybersecurity issues than companies in other industries, including hacking, theft of proprietary or consumer information, and disruptions in service.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. Factors that may adversely affect the Fund’s correlation with the Index, include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the financial instruments in which the Fund invests. While the Fund attempts to track the performance of the Index by investing all, or substantially all of its assets in the types of financial instruments that make up the Index in approximately the same proportion as the Index, at times, the Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to financial instruments may be different from that of the Index. In addition, the Fund may invest in financial instruments not included in the Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or underexposed to the Index and may be impacted by Index reconstitutions and Index rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the Index and may hinder the Fund’s ability to meet its investment objective.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific financial instruments. The ability to trade certain financial instruments may be restricted, which may result in the Fund being unable to trade those and other related financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — Equity markets are volatile, and the value of securities, swaps, futures and other instruments correlated with equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Further, stocks in the Index may underperform other equity investments. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease over short or long periods of time.

Index Performance Risk — The Fund is linked to an Index maintained by a third party provider unaffiliated with the Fund or ProFund Advisors. There can be no guarantee or assurance that the methodology used by the third party provider to create the Index will result in the Fund achieving high, or even positive, returns. Further, there can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error. It is also possible that the value of the Index may be subject to intentional manipulation by third-party market participants. The particular Index used by the Fund may underperform other asset classes and may underperform other similar indices. Each of these factors could have a negative impact on the performance of the Fund.

Information Technology Industry Risk — The Fund is subject to risks faced by companies in the information technology industry to the same extent as the Index is so concentrated. Securities of information technology companies may be subject to greater volatility than stocks of companies in other market sectors. Like other technology companies, information technology companies may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources or personnel. Information technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. A small number of companies represent a large portion of the information technology industry as a whole. The Fund is also subject to risks faced by companies in the internet software and services industry group to the same extent as the Index is so concentrated.

Large-Cap Company Investment Risk — The Index and, by extension, the Fund are exposed to stocks of large-cap companies. Although returns on investments in large-cap companies are often perceived as being less volatile than the returns of companies with smaller market capitalizations, the return on large-cap securities could trail the returns on investments in smaller and mid-sized companies for a number of reasons. For example, large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain financial instruments would likely reduce the liquidity of those securities. These situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Media and Entertainment Industry Risk — Media and entertainment companies within the Communication Services industry are impacted by the high costs of research and development of new content and services in an effort to stay relevant in a highly competitive industry. In addition, media and entertainment companies are challenged by the changing tastes, topical interests and discretionary income of their targeted consumers. With the advancement of streaming technology, sales of content through physical formats (such as DVD and Blu-ray) and traditional content delivery services (such as cable TV providers and satellite dish operators) are declining in popularity as consumers increasingly opt to purchase digital content that is customizable, less expensive and takes up less physical space. The media and entertainment industry is regulated and changes to rules regarding advertising and the content produced by media and entertainment companies can increase overall production and distribution costs.

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (“1940 Act”), and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. This risk may be particularly acute if the Index is comprised of a small number of securities. Notwithstanding the Fund’s status as a “non-diversified” investment company under the 1940 Act, the Fund intends to qualify as a “regulated investment company” (“RIC”) accorded special tax treatment under the Internal Revenue Code, which imposes its own diversification requirements that are less restrictive than the requirements applicable to “diversified” investment companies under the 1940 Act.

Portfolio Turnover Risk — The Fund may incur high portfolio turnover to manage the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage and other transaction costs. Each of these factors could have a negative impact on the performance of the Fund.

Software and Services Industry Risk — The Fund is subject to the risks faced by companies in the software and services industry to the same extent as the Index is so concentrated, including: competitive pressures, such as aggressive pricing (including fixed-rate pricing), technological developments (including product-specific technological change), changing domestic demand, and the ability to attract and retain skilled employees; availability and price of components; dependence on intellectual property rights, and potential loss or impairment of those rights; research and development costs; rapid product obsolescence; cyclical market patterns; evolving industry standards; and frequent new product introductions requiring timely and successful introduction of new products and the ability to service such products. The software and services industry may also be affected by risks that affect the broader information technology industry.

Tax Risk — In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategies will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund can make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the Statement of Additional Information for more information.

Valuation Risk — In certain circumstances, (e.g., if ProFund Advisors believes market quotations do not accurately reflect the fair value of an investment or a trading halt closes an exchange or market early), ProFund Advisors may, in its sole discretion, choose to determine a fair value price as the basis for determining the market value of such investment for such day. The fair value of an investment determined by ProFund Advisors may be different from other value determinations of the same investment. Portfolio assets that are valued using techniques other than market quotations, including “fair valued” investments, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio asset for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio investment is sold at a discount to its established value.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Full Prospectus for additional details.

Investment Results

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. The Fund’s performance information reflects applicable fee waivers and expense limitations in effect during the period presented. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.

Annual Returns as of December 31 each year

Best Quarter (ended 09/30/2010): 25.25%; Worst Quarter (ended 09/30/2011): -19.29%.
Average Annual Total Returns For the period ended December 31, 2018
Average Annual Returns - PROFUND VP INTERNET		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
PROFUND VP INTERNET		4.93%	12.89%	22.22%	May 01, 2002
S&P 500®	[1]	(4.38%)	8.49%	13.12%
Dow Jones Internet Composite℠ Index	[1]	6.77%	14.84%	24.30%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.